Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Related Party Transactions [Line Items]
Loss on sale of fixed assets					¥ 85
Working capital loan repaid	$ 6,228	¥ 42,260	¥ 44,000
Purchased inventory	9		124			¥ 62
Operating entity purchased venue	17	¥ 110	746
Advances	2					16
Beijing Hanzhenyuan International Hotel Co., Ltd. [Member]
Related Party Transactions [Line Items]
Net carrying value					738
Amount due from related party				¥ 738	¥ 738
Operating entity purchased venue			746
Related Party [Member]
Related Party Transactions [Line Items]
Amount due to related parties				146
Jiahe Developments limited [Member]
Related Party Transactions [Line Items]
Working capital loan repaid				¥ 146
Jinlin Huazheng [Member]
Related Party Transactions [Line Items]
Working capital loan			¥ 7,000
China Minsheng Bank Jilin Branch and Bank of Jilin [Member]
Related Party Transactions [Line Items]
Bank loans	$ 2,932					¥ 19,900	¥ 20,000